INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3   -      INVENTORIES

Composition:

	December 31,
	2 0 1 6	2 0 1 5

Raw materials	1,379	1,066
Work in process	105	177
Finished products	167	176
	1,651	1,419

The balances are net of write-down of $643 thousands as of December 31, 2016 and 2015.